Significant capital and funding transactions - Additional Information (Detail) - Subordinated debenture [member] - CAD ($) $ in Millions	Jun. 08, 2023	Jan. 31, 2023
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings outstanding	$ 110
Subordinated debentures issuance date		Jan. 31, 2023
Proceeds from issuance of subordinated debentures		$ 1,500
Interest rate	9.30%	5.01%
Earliest par value redemption date		Feb. 01, 2028
Maturity	June 8, 2023	February 1, 2033
Borrowings, interest rate basis		Daily Compounded Canadian Overnight Repo Rate Average plus 2.12%
Borrowings, adjustment to interest rate basis		2.12%